Geographic information (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues - owned units	$ 29,136,159	$ 44,261,251	$ 56,429,452	$ 43,655,381	$ 38,477,190
Management, incentive and royalty fee revenue	5,585,556	2,417,718	3,691,270	2,436,280	184,483
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues - owned units			56,429,452
Management, incentive and royalty fee revenue			3,496,914
Net assets (liabilities)			3,031,053
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues - owned units
Management, incentive and royalty fee revenue			194,356
Net assets (liabilities)			$ (542,306)